FVM - Level 3 instruments: Sensitivity to changes in unobservable input assumptions (Detail) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	$ 869	$ 892	$ 790
Unfavorable changes	(877)	(839)	(744)
Traded loans, loans designated at fair value, loan commitments and guarantees
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	25	15	19
Unfavorable changes	(32)	(20)	(13)
Securities financing transactions
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	53	47	41
Unfavorable changes	(55)	(52)	(53)
Auction rate securities
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	79	79	66
Unfavorable changes	(79)	(79)	(66)
Asset-backed securities
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	25	25	20
Unfavorable changes	(19)	(18)	(20)
Equity instruments
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	177	170	173
Unfavorable changes	(152)	(144)	(146)
Interest rate derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	41	69	29
Unfavorable changes	(54)	(62)	(19)
Credit derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	7	8	5
Unfavorable changes	(6)	(7)	(8)
Foreign exchange derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	11	16	19
Unfavorable changes	(7)	(9)	(11)
Equity / index derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	382	410	368
Unfavorable changes	(374)	(367)	(335)
Other
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	71	53	50
Unfavorable changes	$ (98)	$ (81)	$ (73)